FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Interest Rate Risk (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Senior notes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount			$ 750	$ 0
Equity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on net income	$ 0	$ 0
Impact on other comprehensive income	14	14
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on net income	0	0
Impact on other comprehensive income	8	9
Interest rate risk | Short-term borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on net income	17	12
Impact on other comprehensive income	$ 0	$ 0
Fixed interest rate | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percent of borrowings	85.30%		85.30%	89.50%
Cost prior to impairment losses | Floating interest rate | Senior Notes Due 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 250